Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Legal proceeding

On December 6, 2024, Shanghai Jinko Green Energy Enterprise Management Co, Ltd and Zhejiang Jinko Solar Co., Ltd. (collectively “JINKO”) filed a patent infringement lawsuit with the United States District Court for the Northern District of California (“CA Case”), against Abalance Corporation, the Company’s ultimate shareholder, and its seven subsidiaries, including the Company. JINKO alleged that VSUN’s solar panel products (including TOPCON N-type solar panels) allegedly utilize JINKO’s patented technologies without authorization. JINKO asserts that the lawsuit was filed to recover damages for both past and future losses resulting from VSUN’s alleged patent infringement. Defendants Abalance Corporation, WWB Corporation, and Fuji Solar filed a motion to dismiss the Complaint for lack of personal jurisdiction and failure to state a claim on April 16, 2025. On July 24, 2025, the Court held a hearing on WWB Corporation’s motion to dismiss. The Court granted WWB Corporation’s motion to dismiss on July 28, 2025. Defendants Abalance Corporation and Fuji Solar were dismissed on August 8, 2025. The Court has set a Markman hearing for February 3, 2026. No trial date has been set.

On February 7, 2025, Shanghai Jinko Green Energy Enterprise Management Co., Ltd. et. al. brought a patent infringement claim against Waaree Solar Americas Inc. et. al. in the Southern District of Texas (“TX Case”). On July 11, 2025, TOYO Solar, Toyo America, and SinCo, filed a motion to intervene in the lawsuit as intervenors-defendants because a portion of the products subject to the litigation were produced by the Company. The Court granted the motion on July 16, 2025. The Court set a Markman hearing for February 2, 2026, and a trial in February or March 2027.

Abalance Corporation and its subsidiaries remain committed to respecting intellectual property rights and has engaged with a specialized U.S. patent law firm to provide counsel on this matter. Abalance Corporation and its subsidiaries are thoroughly examining the plaintiff’s claims and demands while vigorously defending and asserting the legitimacy of the Company’s position in this litigation. Both cases are on a similar schedule, and the asserted patent in the TX Case is the same as the CA Case. No damages positions have been taken by any party in either case. It is difficult to anticipate the potential impact of the lawsuits on the Company’s consolidated financial results.

Pursuant to a certain settlement and release agreement between JINKO and TOYO dated December 30, 2025, on January 30, 2026, the CA Case was dismissed pursuant to a joint stipulation of dismissal of JINKO and VSUN, VSun Bac Ninh, VSun USA, TOYO, TOYO Solar, TOYO Texas, and TOYO Ethiopia. In addition, on February 20, 2026, the TX Case was dismissed with respect to TOYO Solar, TOYO America, SinCo pursuant to the parties’ joint stipulation. Regardless of outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

On March 26, 2026, the U.S. International Trade Commission (the “USITC”) instituted an investigation pursuant to Section 337 of the Tariff Act of 1930. The investigation is based on a complaint filed by First Solar, Inc. (“First Solar”) on February 24, 2026, as supplemented on March 10, 2026, alleging that certain respondents, including TOYO, TOYO Texas and VSun USA of Fremont, violated Section 337 by importing into the United States certain TOPCon solar cells, modules, panels, components thereof, and products containing the same (the “TOPCon products”), that allegedly infringe one or more U.S. patents asserted by First Solar. First Solar has requested that the USITC issue a general exclusion order that would bar the TopCon products from entry into the United States, or in the alternative a limited exclusion order, as well as cease and desist orders against the respondents. As of the date of issuance of the report, USITC has not made any determination on the merits of the allegations, and the Company’s products continue to be imported and sold in the United States in the ordinary course. As of the date of issuance of the report, the Company are unable to predict the outcome of the investigation or whether any remedial orders will be issued and will evaluate the potential impact of this matter as the investigation progresses.

On May 12, 2026, First Solar, Hanwha Q CELLS and certain other U.S. solar manufacturers filed a request with the U.S. Department of Commerce seeking the initiation of a country-wide anti-circumvention inquiry under Section 781(b) of the Tariff Act of 1930 concerning certain crystalline silicon photovoltaic products completed in Ethiopia using inputs from China. The request alleges that certain solar products produced in Ethiopia and/or assembled into modules in third countries using Ethiopian-produced cells are circumventing existing U.S. antidumping and countervailing duty orders applicable to solar products from China. TOYO believes the allegations are without merit and intends to defend its position in any proceeding that may be initiated. At this stage, the U.S. Department of Commerce has not determined whether to initiate a formal inquiry and has not made any determination regarding the merits of the allegations. TOYO cannot predict the outcome, timing, or potential impact of this matter, including whether the proceeding, if initiated, could affect the Company’s operations, financial condition, or results of operations.

Capital commitments

As of March 31, 2026, the Company entered into certain construction agreements with vendors to build its plant in Vietnam, Texas, and Ethiopia. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the nine months ending December 31, 2026	$65,190,000
For the twelve months ending December 31, 2027 and thereafter	7,822,800
Total	$73,012,800

Contingent consideration

On February 23, 2024, the Company issued 41,000,000 shares of ordinary shares, at par value of $0.0001 per share, to all existing shareholders on a pro rata basis. Among the 41,000,000 shares of ordinary shares, an aggregate of 13,000,000 shares of ordinary shares were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination (Note 1).

The 13,000,000 ordinary shares are determined as contingent consideration in connection with the reverse recapitalization. The number of ordinary shares released from the 13,000,000 ordinary shares depends on the ratio of actual 2024 Audited Net Profit, excluding changes in fair value of Earnout Shares, of PubCo for the fiscal year ending December 31, 2024 as shown on the audited financial statements of PubCo for the fiscal year ending December 31, 2024, to the benchmark amount of $41 million, which precluded from the equity classification under ASC 815. The contingent consideration is classified as a liability, with subsequent changes in fair value charged to the consolidated statements of operations and comprehensive income.

The fair value of Earnout Shares was determined using a Monte Carlo simulation model. This approach considered (i) the share price on July 1, 2024 and December 31, 2024, (ii) the discount for lack of marketability (“DLOM”). According to the agreement, the share consideration to be issued to the existing equity holders in the business combination will be subject to a lock-up. The lock-up will be staggered, with 50% locked up for 18 months, 30% locked up for 12 months, and 20% lock-up for 6 months and (iii) expected ratio of actual 2024 Audited Net Profit.

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%

The fair value of contingent consideration on July 1, 2024 and December 31, 2024 was estimated at $39,717,000 and $4,617,000, respectively. The fair value of contingent consideration on March 31, 2025 was estimated at $5,017,030 by closing price prevailing on March 31, 2025. For the three months ended March 31, 2025, the Company recognized an increase in fair value of $400,030 in the unaudited condensed consolidated statements of operations and comprehensive income.

On May 14, 2025, based on the 2024 Audited Net Profit which was reported in the Form 20-F, which excludes changes in the fair value of Earnout Shares, the Company released an aggregate of 1,712,297 Earnout Shares, which were fully vested, from the Earnout Escrow Account, and cancelled the remaining 11,287,703 Earnout Shares. On May 14, 2025, the fair value of the 1,712,297 Earnout Shares was $5,958,794, by reference to closing per share market price of $3.48 prevailing on May 14, 2025. As of March 31, 2026 and December 31, 2025, the Company had no outstanding balance of contingent consideration payable.